Document And Entity Information	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2024
Entity Registrant Name	CalAmp Corp.
Entity Central Index Key	0000730255
Entity Emerging Growth Company	false
Entity File Number	0-12182
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-3647070
Entity Address, Address Line One	15635 Alton Parkway
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	600-5600
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 per share
Trading Symbol	CAMP
Security Exchange Name	NASDAQ